Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net income before taxes	$ 78,786	$ 19,835	$ 78,782
Net income (loss) not subject to taxes	12,601	(72,469)	41,100
Net income subject to taxes	66,185	92,304	37,682
At applicable statutory tax rates	14,527	12,484	2,559
Permanent differences	387	(4,677)	(3,619)
Adjustments related to currency differences	(1,060)	3,349	(14,231)
Valuation allowance	(35,211)	(8,977)	17,516
Tax (recovery) expense related to current year	$ (21,357)	$ 2,179	$ 2,225